Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net loss	$ (6,225)	$ (32,133)	$ (17,389)	$ (52,982)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	(7)	35	4	57
Exchange differences on translation of foreign operations from discontinued operations		(104)		(140)
Reclassification of exchange differences on translation of foreign operations sold to consolidated statement of operations (note 6)		(44)		(44)
Total other comprehensive income (loss)	(7)	(113)	4	(127)
Total comprehensive loss	(6,232)	(32,246)	(17,385)	(53,109)
Total comprehensive income (loss) attributable to:
Non-controlling interests	(288)	(93)	(853)	(677)
Owners of the parent- Continuing operations	(6,210)	(12,469)	(17,017)	(25,865)
Owners of the parent- Discontinued operations	266	(19,684)	485	(26,567)
Total comprehensive loss	$ (6,232)	$ (32,246)	$ (17,385)	$ (53,109)